17. RELATED PARTY TRANSACTIONS: Schedule of amounts due to related parties included in accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Due to	$ 321,656	$ 0
President and former Chief Executive Officer
Due to	134,339	0
Chief Executive Officer
Due to	59,304	0
Company controlled by the CFO
Due to	5,513	$ 0
Officer of HealthTab Inc
Due to	$ 122,500